Revenue (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue [Abstract]
Equity method investments	$ 1.5	$ 6.8	$ 5.8	$ 3.5
Related party revenues	$ 1.5	2.1
Contract liability		1.2	2.5
Destinations operations		$ 0.5	$ 0.3
Contract liability					$ 1.1